Segment Information (Tables)	12 Months Ended
Dec. 31, 2020
Segment Reporting [Abstract]
Schedule of Segment Reporting Information, by Segment [Table Text Block]
	For the years ended December 31,
	2018	2019	2020
	RMB	RMB	RMB
Revenue:
Workspace membership	394,356	557,994	422,984
Marketing and branding services	24,617	534,826	317,461
Other services	29,535	74,538	136,692
Total revenue	448,508	1,167,358	877,137
Cost of revenue (excluding impairment loss)
Workspace membership	(624,844)	(814,002)	(557,102)
Marketing and branding services	(22,481)	(485,473)	(297,893)
Other services	(16,284)	(69,917)	(113,074)
Total cost of revenue (excluding impairment loss)	(663,609)	(1,369,392)	(968,069)